CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	PREFERRED SHARES [Member]	COMMON SHARES [Member]	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	NONCONTROLLING INTERESTS [Member]	Total
Balance at Apr. 30, 2009	$ 27,317	$ 461,648	$ (155,956)	$ 160,398	$ 493,407
Balance, shares (in shares) at Apr. 30, 2009	1,150	60,304
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			4,001	524	4,525
Distributions - common shares and units			(47,085)	(14,261)	(61,346)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		11,916			11,916
Distribution reinvestment and share purchase plan (in shares)		1,405
Shares issued		107,039			107,039
Shares issued, shares (in shares)		13,390
Partnership units issued				3,897	3,897
Redemption of units for common shares		3,755		(3,755)	0
Redemption of units for common shares, shares (in shares)		707
Adjustments to redeemable noncontrolling interests		(192)			(192)
Other		(548)		(1,211)	(1,759)
Other, shares (in shares)		(1)
Balance at Apr. 30, 2010	27,317	583,618	(201,412)	145,592	555,115
Balance, shares (in shares) at Apr. 30, 2010	1,150	75,805
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			20,082	4,282	24,364
Distributions - common shares and units			(53,861)	(13,803)	(67,664)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		14,548			14,548
Distribution reinvestment and share purchase plan (in shares)		1,706
Shares issued		16,676			16,676
Shares issued, shares (in shares)		2,004
Partnership units issued				4,996	4,996
Redemption of units for common shares		6,905		(6,905)	0
Redemption of units for common shares, shares (in shares)		1,009
Adjustments to redeemable noncontrolling interests		370			370
Other		(181)		(1,562)	(1,743)
Other, shares (in shares)		(1)
Balance at Apr. 30, 2011	27,317	621,936	(237,563)	132,600	544,290
Balance, shares (in shares) at Apr. 30, 2011	1,150	80,523
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			8,212	1,482	9,694
Distributions - common shares and units			(46,654)	(11,102)	(57,756)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		34,345			34,345
Distribution reinvestment and share purchase plan (in shares)		4,796
Shares issued		24,870			24,870
Shares issued, shares (in shares)		3,398
Partnership units issued				8,055	8,055
Redemption of units for common shares		3,454		(3,454)	0
Redemption of units for common shares, shares (in shares)		759
Other		(556)		4,693	4,137
Other, shares (in shares)		(2)
Balance at Apr. 30, 2012	$ 27,317	$ 684,049	$ (278,377)	$ 132,274	$ 565,263
Balance, shares (in shares) at Apr. 30, 2012	1,150	89,474